Supplemental Cash Flow Information (Details) - Schedule of supplemental cash flow Information - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Non-cash investing and financing activities:
Shares issued to acquire Holdco shares	$ 171,608
Shares issued in connection with Xcite acquisition	62,936
Common shares issued to settle debt		1,615,058
Fair value common shares issued in acquisition		13,034,857
Interest paid during the year
Income taxes paid during the year